COMMITMENTS AND CONTINGENCIES - Schedule of Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rental expense related to operating lease	$ 77	$ 84	$ 85
Operating Lease Obligations
2018	73
2019	60
2020	50
2021	37
2022	34
Thereafter	132
Total	386
Capital Lease Obligations
2018	2
2019	1
2020	1
2021	1
2022	1
Thereafter	0
Total	$ 6